Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Estimated Useful Lives	The estimated useful lives are as follows:

Asset Class	Useful Life (years)
Leasehold improvements	10
Machinery and equipment	10
Hardware	6
Facilities	15
Furniture and fixture	12
Vehicles	5

Summary of Property and Equipment

Breakdown of and changes in property and equipment are as follows:

	Leasehold improvements		Machinery and equipment		Hardware		Facilities		Furniture and fixture		Vehicles		Construction in progress		Total		Total
	BRL		BRL		BRL		BRL		BRL		BRL		BRL		BRL		USD
As of January 1, 2016		33,463		13,596	R$	10,259	R$	5,932	R$	2,995	R$	150	R$	1,287	R$	67,682

Additions		10,903		2,569		7,403		758		1,218		157		3,384		26,392
Disposals		(180)		(76)		(220)		(39)		(194)		(1)		—		(710)
Depreciation for the year		(9,833)		(2,012)		(4,054)		(725)		(629)		(36)		—		(17,289)
Tranfers		602		—		673		—		11		—		(1,286)		—
Net exchange differences arising from translation adjustments		(202)		(278)		(115)		(1,152)		(119)		(7)		—		(1,873)

As of December 31, 2016	R$	34,753	R$	13,799	R$	13,946	R$	4,774	R$	3,282	R$	263	R$	3,385	R$	74,202

Additions		358		207		2,018		543		701		—		4,084		7,911
Disposals		—		—		(23)		(7)		(17)		(152)		—		(199)
Depreciation for the year		(1,944)		(1,444)		(3,925)		(657)		(524)		(34)		—		(8,528)
Tranfers		3,340		131		206		205		755		—		(4,637)		—
Net exchange differences arising from translation adjustments		(43)		(81)		(2)		(190)		(32)		1		—		(347)

As of December 31, 2017		36,464		12,612		12,220		4,668		4,165		78		2,832		73,039	18,850

Additions		185		243		1,308		772		632		—		17,742		20,882	5,389
Disposals		(726)		(75)		(499)		(39)		(202)		0		0		(1,541)	(398)
Depreciation for the year		(5,742)		(2,354)		(3,160)		(422)		(491)		(27)		0		(12,196)	(3,147)
Tranfers		215		18,733				1,602		14		0		(20,564)		0	0
Net exchange differences arising from translation adjustments		(157)		(322)		(70)		(961)		(115)		0		0		(1,625)	(419)
Monetary correction gain, net		366		493		52		1,663		61		(1)		0		2,634	680
Impairment		(366)		(681)		(166)		(2,146)		(176)		0		0		(3,535)	(912)
Sale from Mexico operation		0		(125)		(180)		(769)		(95)		0		0		(1,169)	(303)

As of December 31, 2018	R$	30,239	R$	28,524	R$	9,505	R$	4,368	R$	3,793	R$	50	R$	10	R$	76,489	19,740